UNITED STATES SECURITIES AND EXCNAGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

          Report for the Calendar Year or quarter ended June 30, 2002

If amended report check here:               [ ]   Amendment Number

This Amendment (Check only one):            [ ]   is a restatement
                                            [ ]   adds new holding
                                            [ ]   entries

FCA Corp
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Name of Institutional Investment Manager

5847 San Felipe, Suite 850        Houston          Texas      77057
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Business address  Street            City           State     Zip Code

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Robert P. Messer, Jr.               Vice President              713-260-1400
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Name                                 Title                        Telephone


                               /s/ Robert P. Messer, Jr.
                               ----------------------------------------
                               Manual Signature of Person Duly
                               Authorized to submit this Report

                               Houston, TX  08-09-02
                               ----------------------------------------
                               Place and Date of Signing

Report Type:

[ X ]  13F Holdings Report
[   ]  13F Notice
[   ]  13F Combination Report

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Report Summary:

Number of other included managers:  0
Form 13F information table entry total:
Form 13F table value total:  101,276,001

List of other included Managers:  None

Have a greater than 10,000 shares or aggregate FMV is greater than $200,000 Period Ending 06/30/02




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ITEM 1                         ITEM 2         ITEM 3       ITEM 4      ITEM 5          ITEM 6          ITEM 7      ITEM 8
                                                          FAIR                INVESTMENT DISCRETION         VOTING AUTHORITY
                              TITLE           CUSIP       MARKET     SHARES OR                   SHARED
NAME OF ISSUER                 OF             NUMBER      VALUE      PRINCIPAL     SOLE   SHARED OTHER  MANA-  SOLE SHARED NONE
                              CLASS                       (x1000)    AMOUNT        (A)      (B)   (C)   GERS   (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Co     COM           000886101    122,515      53,500     53,500                       53,500
Advanced Tobacco Products, IncCOM           00755G101     10,200      30,000     30,000                       30,000
Allstate Corp                 COM           020002101    429,042      11,602     11,602                       11,602
American Express Co           COM           025816109  2,426,176      66,800     66,800                       66,800
American International Group  COM           026814107  3,094,708      45,357     45,357                       45,357
American Land Lease           COM           027118108    186,050      12,200     12,200                       12,200
American States Water Co      COM           029899101    500,850      18,900     18,900                       18,900
American Water Works          COM           030411102    972,225      22,500     22,500                       22,500
Amgen, Inc.                   COM           031162100  2,256,494      53,880     53,880                       53,880
AOL Time Warner               COM           01184A105  1,062,209      72,210     72,210                       72,210
Automatic Data Processing     COM           053015103    209,040       4,800      4,800                        4,800
Bank of New York              COM           064057102  1,573,594      46,625     46,625                       46,625
Biocontrol Technology         COM            90586108         29      10,000     10,000                       10,000
Borland International, Inc    COM            99843104    103,000      10,000     10,000                       10,000
BP Amoco PLC                  Sponsored ADR BPA999999    256,893       5,088      5,088                        5,088
Brandywine Realty Trust       COM           105368203    266,770      10,300     10,300                       10,300
Burlington Northern           COM           12189T104    522,270      17,409     17,409                       17,409
Central Securities Corp       Closed-end Fun155123102    225,483      10,641     10,641                       10,641
Chateau Communities, Inc.     COM           161726104    795,600      26,000     26,000                       26,000
Cisco Systems, Inc.           COM           17275R102  1,617,712     115,965    115,965                      115,965
Citigroup, Inc                COM           172967101  2,102,033      54,246     54,246                       54,246
Coca Cola Co.                 COM           191216100    758,800      13,550     13,550                       13,550
Comcast Corp.                 COM           200300200  1,489,523      62,480     62,480                       62,480
Cooper Tire                   COM           216831107    312,360      15,200     15,200                       15,200
Electronic Data Systems       COM           285661104  1,511,559      40,688     40,688                       40,688
Equity Office Properties      COM           294741103    436,450      14,500     14,500                       14,500
Equity One Company            COM           294752100    578,900      41,350     41,350                       41,350
Equity Resident Property      Preferred     29476L859    408,941      16,325     16,325                       16,325
ExxonMobil Corp               COM           30231G102    589,697      14,411     14,411                       14,411
Federal Home Loan Mortgage Co COM           313400301  2,631,600      43,000     43,000                       43,000
Federal National Mortgage AssnCOM           313586109  2,738,780      37,136     37,136                       37,136
Fleet Boston Financial Corp   COM           339030108    230,548       7,127      7,127                        7,127
Florida First Bancorp, CompanyCOM           343258109    201,343      10,320     10,320                       10,320
FPL Group, Inc.               COM           302571104    419,930       7,000      7,000                        7,000
Ford Motor PFD Conv 6.5%      Preferred     345395206    267,188       4,750      4,750                        4,750
Four Season Hotels            COM           35100E104    226,949       4,839      4,839                        4,839
General Electric Company      COM           369604103  2,718,877      93,593     93,593                       93,593
Genesee & Wyoming, Inc.       COM           371559105  1,021,968      45,300     45,300                       45,300
Genzyme Corp Biosurgery       COM           372917708     99,152      21,888     21,888                       21,888
Genzyme Corp General Div      COM           372917104    384,800      20,000     20,000                       20,000
GlaxoSmithKline               Sponsored ADR 37733W105    357,976       8,298      8,298                        8,298
Global Crossing               COM           93921A100        811      16,550     16,550                       16,550

Greater Bay Bancorp Company   COM           391648102    294,619       9,578      9,578                        9,578
HCA, Inc                      COM           404119109  2,300,188      48,425     48,425                       48,425
Healthwatch, Inc.             COM           422214809      1,306      10,045     10,045                       10,045
Home Depot, Inc.              COM           437076102  2,068,340      56,312     56,312                       56,312
Ingles Markets, Inc.          COM           457030104    306,856      24,200     24,200                       24,200
Intel Corp                    COM           458140100  1,808,913      99,010     99,010                       99,010
International Paper Co.       COM           460146103    472,843      10,850     10,850                       10,850
International Speedway        COM           460335201    316,790       7,900      7,900                        7,900
International Business MachineCOM           459200101  2,029,680      28,190     28,190                       28,190
Ishares Trust Australia       ETF           464286103    221,000      22,100     22,100                       22,100
Ishares Trust Austria         ETF           464286202    118,035      12,900     12,900                       12,900
Ishares Trust Canada          ETF           464286509    170,982      16,100     16,100                       16,100
Ishares Trust Euro Plus       ETF           464287861    507,088       8,975      8,975                        8,975
Ishares Trust Germany         ETF           464286806    238,456      16,400     16,400                       16,400
Ishares Trust GLB 100 Index   ETF           464287572    802,340      16,050     16,050                       16,050
Ishares Trust Netherlands     ETF           464286814    239,250      13,750     13,750                       13,750
Ishares Trust Smallcap Value  ETF           464287879    541,889       6,025      6,025                        6,025
Ishares Trust Singapore       ETF           464286673     72,199      13,700     13,700                       13,700
Ishares Trust United Kingdom  ETF           464286699    272,440      19,600     19,600                       19,600
JP Morgan Chase               COM           16161A108    441,299      13,010     13,010                       13,010
John Hancock Bank & Thrift    Closed-end Fun409735107    732,269      86,048     86,048                       86,048
Johnson & Johnson             COM           478160104  1,570,988      30,061     30,061                       30,061
Lexmark International Group, ICOM           529771107  2,726,963      50,128     50,128                       50,128
Lightbridge, Inc.             COM           532226107    358,559      42,433     42,433                       42,433
Mellon Bank Corp.             COM           58551A108    223,748       7,119      7,119                        7,119
Microfinancial Inc            COM           595072109  3,572,790     458,050    458,050                      458,050
Microsoft Corp.               COM           594918104  3,198,586      58,480     58,480                       58,480
Midcap Spyder Trust           COM           595635103  1,920,489      21,446     21,446                       21,446
Minnesota Mining & ManufacturiCOM           604059105  2,484,600      20,200     20,200                       20,200
NASDAQ 100 Trust Unit         ETF           631100104    554,886      21,260     21,260                       21,260
New York Times Co.            COM           650111107  1,467,493      28,495     28,495                       28,495
Nexen, Inc.                   Prfd 9.75%    65334H300    580,170      23,300     23,300                       23,300
Newell                        COM           651229106  1,807,343      51,550     51,550                       51,550
Nokia, Inc                    Sponsored ADR 654902204  1,204,012      83,150     83,150                       83,150
Northfield Labs, Inc.         COM           666135108     46,516      11,600     11,600                       11,600
Northrup Grumman Corp         COM           666807102  2,118,875      16,951     16,951                       16,951
Oil Service Holders Trust     COM           678002106  2,305,125      37,500     37,500                       37,500
Petroquest Energy Inc         COM           716748108     83,550      15,000     15,000                       15,000
Pfizer, Inc.                  COM           717081103  2,421,475      69,185     69,185                       69,185
Pharmacia Corp.               COM           71713U102  1,336,965      35,700     35,700                       35,700
Progress Energy               COM           743263105  1,975,028      37,974     37,974                       37,974
Robert Half International, IncCOM           770323103    119,995       5,150      5,150                        5,150
Royal Ahold N.V.              Sponsored ADR 500467303    306,106      14,576     14,576                       14,576
Royce Micro-Cap Trust         Closed-end Fun780915104    350,015      29,967     29,967                       29,967
Royce Value Trust             Closed-end Fun780910105  1,879,186     113,546    113,546                      113,546
Int-Energy Spyder Trust       ETF           81369Y506  2,594,455      99,025     99,025                       99,025
Serologicals Corp             COM           817523103    219,480      12,000     12,000                       12,000
Smith International, Inc.     COM           832110100  1,322,272      19,391     19,391                       19,391

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
Southwest Water Co            COM           845331107    386,130      21,100     21,100                       21,100
S&P Deposit Receipts          ETF           78462F103    484,508       4,896      4,896                        4,896
Star Gas Partners             COM           85512C105    627,677      34,150     34,150                       34,150
Suburban Propane LP           Lmited Partner864482104    473,200      18,200     18,200                       18,200
Sun Microsystems, Inc.        COM           866810104    465,845      92,983     92,983                       92,983
Teraforce Technology Co.      COM           88077T109      4,600      20,000     20,000                       20,000
Texas Instruments, Inc.       COM           882508104  1,417,497      59,810     59,810                       59,810
Texas Utilities               COM           873168108  1,209,363      23,460     23,460                       23,460
United Dominion Realty Trust  COM           910197102    371,491      23,587     23,587                       23,587
United Parcel Service         COM           911312106    305,663       4,950      4,950                        4,950
Verizon Communication Co.     COM           92343V104    664,000      16,538     16,538                       16,538
Walmart Stores, Inc.          COM           931142103  2,657,863      48,316     48,316                       48,316
Washington Gas Co.            COM           938837101    703,001      27,142     27,142                       27,142
Wells Fargo & Co              COM           949740104  1,863,433      37,224     37,224                       37,224
Weyerhauser Co.               COM           962166104    612,960       9,600      9,600                        9,600
Worldcom, Inc.                COM           98155K102     10,375      12,500     12,500                       12,500
Xilinx, Inc.                  COM           983919101    192,898       8,600      8,600                        8,600
Total                                                101,276,001